Suppliers (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total suppliers amount	$ 49,524	$ 32,627
B R A Z I L [Member]
IfrsStatementLineItems [Line Items]
Total suppliers amount	44,766	26,190
B R A Z I L [Member] | Sigma Brazil [Member]
IfrsStatementLineItems [Line Items]
Total suppliers amount	$ 25,678	$ 5,631